Debt Instruments Issued and Other Financial Liabilities - Schedule of Debt Classified (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 6,010,124	$ 5,950,038
Other financial liabilities	12,400	17,066
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	53,463	67,938
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	4,882,341	4,840,918
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,074,320	1,041,182
Long term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,315,766	5,275,173
Long term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	43,029	55,678
Long term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	4,220,626	4,178,313
Long term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,052,111	1,041,182
Short term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	694,358	674,865
Other financial liabilities	12,400	17,066
Short term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	10,434	12,260
Short term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	661,715	$ 662,605
Short term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 22,209